Condensed financial statements of the Company (Condensed statements of operations and comprehensive (loss)/income) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Revenues	$ 158,617,000	984,153,000	246,568,000	19,378,000
Cost of revenues	(93,633,000)	(580,954,000)	(155,898,000)	(14,593,000)
Gross profit	64,984,000	403,199,000	90,670,000	4,785,000
Operating expenses:
General and administrative expenses	(38,163,000)	(236,788,000)	(14,780,000)	(4,713,000)	(319,000)	(1,977,000)	(478,000)
Total operating expenses	(65,292,000)	(405,111,000)	(56,934,000)	(15,011,000)	(319,000)	(1,977,000)	(478,000)
Other (loss)/gain - net	1,427,000	8,855,000	106,000	946,000	1,034,000	6,417,000	(514,000)	(564,000)
Operating (loss)/income	1,119,000	6,943,000	33,842,000	(9,280,000)	715,000	4,440,000	(992,000)	(564,000)
Interest income	288,000	1,785,000	81,000	20,000	182,000	1,129,000
Foreign exchange gain and others	823,000	5,107,000	266,000	(63,000)	1,003,000	6,221,000
(Loss)/Income from subsidiaries and VIEs					(4,620,000)	(28,665,000)	29,124,000	(8,727,000)
Net (loss)/income attributable to iDreamSky Technology Limited	(2,720,000)	(16,875,000)	28,132,000	(9,291,000)	(2,720,000)	(16,875,000)	28,132,000	(9,291,000)
Accretion to convertible redeemable preferred shares redemption value	(170,017,000)	(1,054,890,000)	(262,782,000)	(22,870,000)	(170,017,000)	(1,054,890,000)	(262,782,000)	(22,870,000)
Deemed dividend to Series A preferred shareholders			(14,402,000)	(540,000)			(14,402,000)	(540,000)
Deemed dividend to Li Meiping ordinary shares			(29,075,000)	(300,000)			(29,075,000)	(300,000)
Net loss attributable to the ordinary shareholders of iDreamSky Technology Limited	$ (172,737,000)	(1,071,765,000)	(278,127,000)	(33,001,000)	$ (172,737,000)	(1,071,765,000)	(278,127,000)	(33,001,000)